Share based compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Stock Based Compensation Expense	$ 215,284	$ 287,900	$ 168,416
Employee Share Purchase Plan
Total Stock Based Compensation Expense	39,389	106,935	8,133
Restricted Stock Units
Total Stock Based Compensation Expense	153,343	154,715	111,060
Stock Option Expense
Total Stock Based Compensation Expense	22,552	26,250	34,223
Deferred Share Units
Total Stock Based Compensation Expense	$ 0	$ 0	$ 15,000